SUPPLEMENT DATED MARCH 11, 2016

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2015

1.
In “The Funds Summary Section” for the International Fund and the Life Series International Fund, the information under the heading “Portfolio Manager” is deleted in its entirety and replaced with the following:

Matthew Benkendorf, Managing Director, Chief Investment Officer and Portfolio Manager for Vontobel, has served as Portfolio Manager of the Fund since March 2016.
2.
In the “Fund Management In Greater Detail” section, the last paragraph under the heading “The Subadvisers” related to the International Fund and Life Series International Fund is deleted in its entirety and replaced with the following:

Matthew Benkendorf, Managing Director, Chief Investment Officer and Portfolio Manager for Vontobel, has served as Portfolio Manager of the International Fund since March 2016 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Benkendorf joined Vontobel in 1999 and has been a portfolio manager at Vontobel since 2006.

* * * * *
Please retain this Supplement for future reference.
IELP0316

SUPPLEMENT DATED MARCH 11, 2016

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

1.	In Part I, in the “Portfolio Managers” section, under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2015”, the information related to Vontobel Asset Management, Inc. (“Vontobel”) is deleted in its entirety and replaced with the following:

Vontobel's Portfolio Manager:
Matthew Benkendorf *: International Fund	Other Registered Investment Companies	2	$167.6	0	$0
	Other Pooled Investment Vehicles	10	$5,051.7	0	$0
	Other Accounts	22	$4,165.4	0	$0
*Mr. Benkendorf has served as Portfolio Manager of the International Fund since March 2016. Information is provided as of January 31, 2016.

2.	In Part I, in the “Portfolio Managers” section, under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2015”, the information related to Vontobel is deleted in its entirety and replaced with the following:

Vontobel’s Portfolio Manager:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Matthew Benkendorf *	International Fund	None
*Mr. Benkendorf has served as Portfolio Manager of the International Fund since March 2016. Information is provided as of January 31, 2016.

* * * * *

Please retain this Supplement for future reference.

EFSAI0316